Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands									1 Months Ended				12 Months Ended
		Feb. 24, 2016	Mar. 02, 2015	[6]	Mar. 08, 2013	[5]	Mar. 01, 2013	[4]	Nov. 30, 2014	Aug. 31, 2012	Jul. 31, 2009	Dec. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2016
Imbalance receivables													$ 2,122	$ 415
Imbalance payables													1,600	700
Gain (loss) on divestiture and other, net	[1],[2]												57,024	(9)	$ 0
Other assets	[3]												29,707	28,289
Long-term debt	[3]												$ 2,707,357	2,422,954
Restatement Adjustment [Member] | Accounting Standards Update 2015-03 And 2015-15 [Member] | Subsequent Event [Member]
Other assets																$ 16,700
Long-term debt																$ 16,700
Western Gas Equity Partners Long Term Incentive Plan [Member]
Units authorized under LTIP													3,000,000
Units available under LTIP													2,955,746
Chipeta Processing Limited Liability Company [Member]
Ownership interest by noncontrolling owner													25.00%
Western Gas Partners, LP [Member]
General partner's interest									2.00%				1.80%
Marginal percentage interest in distributions													48.00%
Western Gas Partners, LP [Member] | Western Gas Partners Long Term Incentive Plan [Member]
Units authorized under LTIP													2,250,000
Units available under LTIP													2,128,015
Western Gas Partners, LP [Member] | Delaware Basin Midstream Complex [Member]
Gain (loss) on divestiture and other, net													$ 20,300
Insurance receivable													$ 48,500
Western Gas Partners, LP [Member] | Other Subsidiaries Of Anadarko [Member]
Common units issued													757,619
Western Gas Partners, LP [Member] | Operating Income (Loss) [Member] | Restatement Adjustment [Member]
Correction of an immaterial error													$ 25,000	$ 39,300	$ 20,500
Western Gas Partners, LP [Member] | Non-Operated Marcellus Interest [Member]
Ownership interest							33.75%						33.75%
Western Gas Partners, LP [Member] | Anadarko-Operated Marcellus Interest [Member]
Ownership interest					33.75%								33.75%
Western Gas Partners, LP [Member] | Newcastle [Member]
Ownership interest												50.00%	50.00%
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member]
Ownership interest													50.10%
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member] | Subsequent Event [Member]
Ownership interest		100.00%
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member]
Ownership interest			50.00%										50.00%
Western Gas Partners, LP [Member] | Chipeta Processing Limited Liability Company [Member]
Ownership interest										24.00%	51.00%		75.00%
Western Gas Partners, LP [Member] | Incentive Distribution Rights [Member]
General partner's interest													100.00%
Western Gas Partners, LP [Member] | General Partner [Member]
Ownership interest													100.00%
Western Gas Partners, LP [Member] | Fort Union [Member]
Equity investment ownership													14.81%
Western Gas Partners, LP [Member] | Rendezvous [Member]
Equity investment ownership													22.00%
Western Gas Partners, LP [Member] | White Cliffs [Member]
Equity investment ownership													10.00%
Western Gas Partners, LP [Member] | Mont Belvieu JV [Member]
Equity investment ownership													25.00%
Western Gas Partners, LP [Member] | Texas Express Pipeline LLC [Member]
Equity investment ownership													20.00%
Western Gas Partners, LP [Member] | Texas Express Gathering LLC [Member]
Equity investment ownership													20.00%
Western Gas Partners, LP [Member] | Front Range Pipeline LLC [Member]
Equity investment ownership													33.33%

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2015. See Note 1.
[3]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[4]	WES acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million.
[5]	WES acquired a 33.75% interest (the “Anadarko-Operated Marcellus Interest”) in each of the Larry’s Creek, Seely and Warrensville gas gathering systems (the “Anadarko-Operated Marcellus Interest systems”), which are operated by Anadarko and serve production from the Marcellus shale in North-central Pennsylvania, from a third party. During the third quarter of 2013, WES recorded a $1.1 million decrease in the assets acquired and liabilities assumed in the acquisition, representing the final purchase price allocation.
[6]	WES acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. WES will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. WES currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.